Financial Instruments / Risk Management - Schedule of Financial Instruments (Details) - CHF (SFr) SFr in Thousands	Jun. 30, 2025	Dec. 31, 2024
Disclosure Of Financial Instruments [Line Items]
Trade payables	SFr 1,204	SFr 5,871
Accrued expenses and other payables	19,922	18,198
Total Liabilities	SFr 38,525	SFr 46,970